Quarterly Report
September 30, 2022
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 1.0%
MTU Aero Engines Holding AG	15,851	$2,391,971
Thales S.A.	9,703	1,070,240
		$3,462,211
Airlines – 0.4%
Ryanair Holdings PLC, ADR (a)	23,093	$1,349,093
Alcoholic Beverages – 2.3%
Diageo PLC	133,423	$5,592,525
Kirin Holdings Co. Ltd.	152,000	2,340,980
		$7,933,505
Apparel Manufacturers – 4.6%
Adidas AG	6,601	$766,050
Burberry Group PLC	54,725	1,091,278
Compagnie Financiere Richemont S.A.	36,427	3,418,065
LVMH Moet Hennessy Louis Vuitton SE	15,400	9,052,660
NIKE, Inc., “B”	21,582	1,793,896
		$16,121,949
Automotive – 1.7%
Bridgestone Corp.	60,100	$1,942,828
Koito Manufacturing Co. Ltd.	150,600	2,063,874
Michelin (CGDE)	78,206	1,742,344
		$5,749,046
Brokerage & Asset Managers – 3.6%
Euronext N.V.	61,505	$3,891,927
Hong Kong Exchanges & Clearing Ltd.	93,900	3,188,198
London Stock Exchange Group PLC	62,995	5,311,958
		$12,392,083
Business Services – 1.4%
Nomura Research Institute Ltd.	160,500	$3,944,706
Secom Co. Ltd.	18,300	1,039,765
		$4,984,471
Computer Software – 1.9%
Cadence Design Systems, Inc. (a)	16,543	$2,703,622
Naver Corp.	7,114	948,128
NetEase.com, Inc., ADR	37,841	2,860,780
		$6,512,530
Computer Software - Systems – 5.3%
Amadeus IT Group S.A. (a)	67,347	$3,117,422
Constellation Software, Inc.	2,635	3,666,491
Fujitsu Ltd.	30,400	3,278,410
Hitachi Ltd.	141,700	5,999,899
Samsung Electronics Co. Ltd.	67,656	2,485,907
		$18,548,129
Construction – 0.9%
Techtronic Industries Co. Ltd.	318,000	$3,004,288

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.8%
Kao Corp.	56,700	$2,299,094
Reckitt Benckiser Group PLC	57,734	3,815,721
		$6,114,815
Consumer Services – 1.0%
Carsales.com Ltd.	96,257	$1,145,458
Persol Holdings Co. Ltd.	74,500	1,357,757
SEEK Ltd.	67,937	822,023
		$3,325,238
Electrical Equipment – 3.4%
Legrand S.A.	54,778	$3,539,146
Schneider Electric SE	73,174	8,209,458
		$11,748,604
Electronics – 2.6%
ASML Holding N.V.	2,845	$1,180,081
Kyocera Corp.	54,800	2,770,066
NXP Semiconductors N.V.	15,254	2,250,118
Taiwan Semiconductor Manufacturing Co. Ltd.	204,804	2,692,002
		$8,892,267
Energy - Independent – 0.9%
Woodside Energy Group Ltd.	160,357	$3,262,226
Energy - Integrated – 4.0%
Eni S.p.A.	275,045	$2,921,996
Galp Energia SGPS S.A., “B”	378,709	3,629,530
Idemitsu Kosan Co. Ltd.	102,900	2,228,919
TotalEnergies SE	107,841	5,076,067
		$13,856,512
Energy - Renewables – 0.4%
Orsted A/S	15,605	$1,241,727
Food & Beverages – 4.0%
Danone S.A.	48,015	$2,262,317
Nestle S.A.	108,732	11,773,459
		$14,035,776
Food & Drug Stores – 0.3%
Ocado Group PLC (a)	69,591	$361,364
Sugi Holdings Co. Ltd.	17,800	714,558
		$1,075,922
Gaming & Lodging – 1.2%
Aristocrat Leisure Ltd.	102,361	$2,136,220
Flutter Entertainment PLC (a)	8,242	903,276
Whitbread PLC	50,818	1,297,664
		$4,337,160
Insurance – 5.9%
AIA Group Ltd.	610,400	$5,067,881
Aon PLC	21,288	5,702,416
Beazley PLC	333,284	2,067,567
Hiscox Ltd.	155,830	1,523,511
Willis Towers Watson PLC	9,833	1,975,843

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Zurich Insurance Group AG	10,430	$4,146,180
		$20,483,398
Internet – 0.5%
Tencent Holdings Ltd.	51,100	$1,725,749
Leisure & Toys – 0.5%
Yamaha Corp.	45,100	$1,606,168
Machinery & Tools – 7.0%
Daikin Industries Ltd.	33,300	$5,145,519
GEA Group AG	91,490	2,989,424
Kubota Corp.	245,100	3,393,770
Ritchie Bros. Auctioneers, Inc.	27,315	1,706,706
Schindler Holding AG	15,914	2,468,555
SMC Corp.	11,100	4,477,993
Toyota Industries Corp.	52,100	2,482,361
Weir Group PLC	106,934	1,647,130
		$24,311,458
Major Banks – 5.3%
Barclays PLC	1,769,428	$2,821,028
BNP Paribas	107,600	4,542,587
Mitsubishi UFJ Financial Group, Inc.	343,400	1,548,537
NatWest Group PLC	1,844,253	4,602,593
UBS Group AG	342,561	4,948,625
		$18,463,370
Medical Equipment – 2.9%
ConvaTec Group PLC	810,867	$1,837,801
Koninklijke Philips N.V.	100,577	1,553,567
QIAGEN N.V. (a)	106,126	4,465,966
Terumo Corp.	79,800	2,251,843
		$10,109,177
Metals & Mining – 1.4%
Glencore PLC	933,778	$4,930,850
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	414,000	$1,306,736
Natural Gas - Pipeline – 0.4%
APA Group	219,359	$1,339,408
Other Banks & Diversified Financials – 3.5%
HDFC Bank Ltd.	176,487	$3,058,153
Julius Baer Group Ltd.	60,526	2,633,690
Macquarie Group Ltd.	31,375	3,044,786
Visa, Inc., “A”	19,267	3,422,782
		$12,159,411
Pharmaceuticals – 10.7%
Bayer AG	54,917	$2,534,306
Kyowa Kirin Co. Ltd.	197,100	4,521,549
Merck KGaA	17,971	2,932,929
Novo Nordisk A.S., “B”	115,398	11,502,180
Roche Holding AG	41,924	13,669,699

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Santen Pharmaceutical Co. Ltd.	315,900	$2,117,048
		$37,277,711
Printing & Publishing – 0.5%
Wolters Kluwer N.V.	17,249	$1,679,381
Real Estate – 1.7%
ESR Group Ltd.	772,000	$1,947,297
Grand City Properties S.A.	118,278	1,180,049
LEG Immobilien SE	47,742	2,871,007
		$5,998,353
Restaurants – 0.7%
Yum China Holdings, Inc.	50,945	$2,411,227
Specialty Chemicals – 7.7%
Akzo Nobel N.V.	35,408	$1,996,873
Croda International PLC	50,167	3,583,641
Kansai Paint Co. Ltd.	94,100	1,330,911
Linde PLC	36,764	10,059,733
Nitto Denko Corp.	53,100	2,879,147
Sika AG	15,730	3,149,905
Symrise AG	36,640	3,607,063
		$26,607,273
Specialty Stores – 0.4%
ZOZO, Inc.	62,100	$1,241,743
Telecommunications - Wireless – 2.8%
Advanced Info Service Public Co. Ltd.	398,700	$2,055,863
Cellnex Telecom S.A.	63,680	1,963,341
KDDI Corp.	130,800	3,834,619
SoftBank Group Corp.	58,100	1,973,665
		$9,827,488
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	105,726	$1,538,709
Tobacco – 1.5%
British American Tobacco PLC	147,185	$5,263,247
Utilities - Electric Power – 2.1%
CLP Holdings Ltd.	246,500	$1,857,529
E.ON SE	203,578	1,575,383
Iberdrola S.A.	406,591	3,779,824
		$7,212,736
Total Common Stocks		$343,441,145
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	54,066	$24,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 2.64% (v)	4,328,033	$4,328,465

Other Assets, Less Liabilities – (0.3)%		(942,138)
Net Assets – 100.0%		$346,851,582
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,328,465 and $343,465,255, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$12,744,520	$56,041,209	$—	$68,785,729
Switzerland	24,110	46,208,178	—	46,232,288
United Kingdom	—	45,747,878	—	45,747,878
France	—	39,386,746	—	39,386,746
United States	27,908,410	—	—	27,908,410
Germany	12,222,926	13,091,222	—	25,314,148
Hong Kong	1,947,297	13,117,896	—	15,065,193
Denmark	—	12,743,907	—	12,743,907
Australia	—	11,750,121	—	11,750,121
Other Countries	15,588,869	34,941,966	—	50,530,835
Mutual Funds	4,328,465	—	—	4,328,465
Total	$74,764,597	$273,029,123	$—	$347,793,720
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,858,779	$106,112,865	$107,645,872	$2,079	$614	$4,328,465
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$28,018	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
Japan	19.8%
Switzerland	13.3%
United Kingdom	13.2%
France	11.4%
United States	9.0%
Germany	7.3%
Hong Kong	4.3%
Denmark	3.7%
Australia	3.4%
Other Countries	14.6%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.